MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following table provides the components of the impairment and other closure costs:

	Successor
	As at December 31,
	2014	2013
Property, plant and equipment
Powell River	$13.0	$12.9
Port Alberni	–	17.3
	13.0	30.2
Inventory – operating and maintenance supplies and spare parts	1.9	–
Other assets	1.6	–
Goodwill	–	56.7
	$16.5	$86.9